BONDS PAYABLE - Additional Information (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Aug. 12, 2019 USD ($)	Apr. 16, 2019 USD ($)	Apr. 15, 2019 USD ($)	Apr. 15, 2019 CNY (¥)	Sep. 29, 2017 USD ($)	Aug. 17, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Aug. 17, 2017 USD ($)
Debt Instrument
Proceeds from issuance of bonds, net							$ 289,018	¥ 2,012,084	¥ 1,936,154
Loss on debt extinguishment							$ 2,714	¥ 18,895
Bonds 7% Due 2020
Debt Instrument
Debt instrument, face amount					$ 100,000					$ 200,000
Principal amount repurchased	$ 18,000	$ 150,839
Total aggregate principal amount repurchased (as a percent)		50.28%
Outstanding principal amount	$ 131,161
Debt instrument, stated rate					7.00%					7.00%
Debt instrument, premium price					100.04
Debt instrument, effective yield					6.98%
Proceeds from issuance of bonds, net | ¥						¥ 1,926,419
Bonds 7.875%, Due 2021
Debt Instrument
Debt instrument, face amount			$ 300,000
Debt instrument, stated rate			7.875%
Proceeds from issuance of bonds, net			$ 283,903	¥ 1,976,474